Equity Incentive Plan	12 Months Ended
Dec. 31, 2019
Equity Incentive Plan [Abstract]
Equity Incentive Plan
14.	Equity Incentive Plan:

On February 1, 2018, the Compensation Committee granted an aggregate of 84,000 restricted shares of common stock pursuant to the 2011 Equity Incentive Plan, as amended. Of the total 84,000 shares issued, 38,334 shares were granted to the Company’s board of directors, 44,333 shares were granted to certain of the Company’s employees and 1,333 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $15.53. All the shares vest over a period of two years.

On January 10, 2019, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan to 200,000 shares. On January 10, 2019, the Compensation Committee granted an aggregate of 144,000 restricted shares of common stock pursuant to the Plan. Of the total 144,000 shares issued, 66,667 shares were granted to the board of directors, 70,666 shares were granted to certain of the Company’s employees and 6,667 shares were granted to the sole director of the Company’s commercial manager, a non-employee. The fair value of each share on the grant date was $9.15. All the shares vest over a period of two years. 48,000 shares vested on January 10, 2019, 48,000 shares vested on October 1, 2019 and 48,000 shares will vest on October 1, 2020.

On December 30, 2019, the Company’s Equity Incentive Plan was amended and restated to increase the aggregate number of shares of the common stock reserved for issuance under the Plan from 56,000 shares to 3,000,000 shares.

Restricted shares during 2019, 2018 and 2017 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2016	43,514	$25.05
Vested	(18,340)	26.55
Outstanding at December 31, 2017	25,174	$24.00
Granted	84,000	15.53
Vested	(71,607)	15.53
Forfeited	(3,066)	18.60
Outstanding at December 31, 2018	34,501	$16.35
Granted	144,000	9.15
Vested	(130,499)	7.02
Forfeited	(333)	9.15
Outstanding at December 31, 2019	47,669	$8.36

The fair value of the restricted shares has been determined with reference to the closing price of the Company’s common share on the date the agreements were signed. The aggregate compensation cost is being recognized ratably in the consolidated statement of loss over the respective vesting periods. The related expense for shares granted to the Company’s board of directors and certain of its employees for the years ended December 31, 2019, 2018 and 2017 amounted to $1,295, $1,281 and $591, respectively, and is included under general and administration expenses. The related expense for shares granted to non-employees for the years ended December 31, 2019, 2018 and 2017, amounted to $15, $21 and $24, respectively, and is included under voyage expenses.

The unrecognized cost for the non-vested shares granted to the Company’s Board of Directors and certain of its employees as of December 31, 2019 and 2018 amounted to $181 and $221, respectively. At December 31, 2019, the weighted-average period over which the total compensation cost related to non-vested awards granted to the Company’s board of directors and its other employees not yet recognized is expected to be recognized is 0.75 year.